Related Party Transactions (Details) - USD ($)									3 Months Ended		9 Months Ended	12 Months Ended
	May 06, 2026	Feb. 18, 2026	Jan. 09, 2025	Jun. 30, 2024	Nov. 17, 2023	May 23, 2023	Aug. 29, 2019	Dec. 31, 2017	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 06, 2025
Related Party Transactions [Line Items]
Consulting expenses									$ 15,000			$ 15,597
Accrued and unpaid services charge									0			6,835	$ 15,000
Acquired cash payment												14,026
Preferred stock, value
Redemption aggregate cash amount												1,745,000
Carrying value equity method investment									280,500	$ 95,000		1,069,000
Receivable from sale of equity method investment									467,500			748,000
Line of credit													450,000
Line of credit, interest rate							5.00%
Interest expense				$ 5,524					82,029	81,956		320,282	325,486
Purchase price		$ 9,000,000			$ 7,000,000
Advance from pending sale of noncontrolling interest		9
Mortgage financing		5,900,000
Exchange share (in Shares)			9,000
Recognized deemed contribution										$ 162,473		$ 162,473
Proceeds of carrying value		1.9
Proceeds from advance		$ 9
Number of exchange shares (in Shares)						5,000			100,000			100,000
Abandonment Agreement [Member]
Related Party Transactions [Line Items]
Equity interest rate												40.00%
Subsequent Event [Member] | Wenzhao Lu [Member]
Related Party Transactions [Line Items]
Number of exchange shares (in Shares)	2,074,689
Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage		100.00%			70.00%
Purchase price					$ 7,000,000
Advance from pending sale of noncontrolling interest												$ 3,158,078	3,108,106
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest		$ 3,158,078
Dr. Yu Zhou [Member]
Related Party Transactions [Line Items]
Unpaid acquisition consideration									$ 100,000			100,000	100,000
Related Party [Member]
Related Party Transactions [Line Items]
Interest expense													42,445
Advance from pending sale of noncontrolling interest												3,158,078	3,108,106
Avalon RT 9 [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage					30.00%
Purchase price					$ 3,000,000
Mr. Lu [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest		$ 3,158,078										3,158,078
Related Party [Member]
Related Party Transactions [Line Items]
Consulting expenses												60,794	63,644
Lab Service MSO [Member]
Related Party Transactions [Line Items]
Equity method investment payable												566,667
Carrying value of the extinguished												632,916
Carrying value equity method investment												13,377,916
Receivable from sale of equity method investment												11,029,221
Accrued liabilities and other payables												0	632,916
Mr. Lu [Member]
Related Party Transactions [Line Items]
Line of credit							$ 20,000,000
Series B Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value													$ 11,000,000
Carrying value of the extinguished												$ 2,348,695
Preferred stock, shares issued (in Shares)												0	11,000
Series B Preferred Stock [Member] | Lab Service MSO [Member]
Related Party Transactions [Line Items]
Preferred stock, value												$ 11,000,000
Series A Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value			$ 9,000,000										$ 9,000,000
Preferred stock, shares issued (in Shares)												0	9,000
Series D Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value									$ 3,067,000			$ 3,790,000		$ 1,000
Preferred stock, shares issued (in Shares)			5,000						5,000			5,000	0
Recognized deemed contribution											$ 162,473	$ 162,473
Series D Preferred Stock [Member] | Subsequent Event [Member] | Wenzhao Lu [Member]
Related Party Transactions [Line Items]
Number of shares cancelled (in Shares)	5,000
Beijing GenExosome [Member]
Related Party Transactions [Line Items]
Acquired cash payment								$ 450,000
Ownership percentage									40.00%			40.00%
Abandonment Agreement [Member]
Related Party Transactions [Line Items]
Ownership percentage		100.00%